Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF

July 31, 2022 (unaudited)

	Shares	Value
Exchange Traded Note — 0.6%

Volatility Note — 0.6%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $57,489)	2,314	$48,455

Exchange Traded Vehicle — 2.9%

U.S. Dollar Fund — 2.9%
Invesco DB U.S. Dollar Index Bullish Fund*
(Cost $214,304)	7,799	220,634

Investment Companies — 96.5%

Bank Loan Funds — 15.2%
Invesco Senior Loan ETF(a)	17,674	370,624
SPDR Blackstone Senior Loan ETF(a)	18,764	797,845

Total Bank Loan Funds		1,168,469

Convertible Bond Funds — 1.5%
iShares Convertible Bond ETF	566	41,035
SPDR Bloomberg Convertible Securities ETF	1,140	77,486

Total Convertible Bond Funds		118,521

Floating Rate - Investment Grade Funds — 14.9%
iShares Floating Rate Bond ETF	17,095	858,169
SPDR Bloomberg Investment Grade Floating Rate ETF	9,504	288,066

Total Floating Rate - Investment Grade Funds		1,146,235

High Yield Corporate Bond Funds — 9.1%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	9,678	409,089
SPDR Bloomberg Short Term High Yield Bond ETF(a)	11,406	287,203

Total High Yield Corporate Bond Funds		696,292

Mortgage Backed Securities Funds — 2.3%
iShares MBS ETF	918	92,186
SPDR Portfolio Mortgage Backed Bond ETF	729	17,146
Vanguard Mortgage-Backed Securities ETF	1,285	63,273

Total Mortgage Backed Securities Funds		172,605

Treasury Inflation Protected Securities — 9.0%
iShares TIPS Bond ETF	3,867	457,195
Schwab US TIPS ETF	4,070	235,572

Total Treasury Inflation Protected Securities		692,767

U.S. Large Cap Core Fund — 2.3%
iShares MSCI USA Quality Factor ETF	1,442	175,953

U.S. Low Volatility Fund — 9.0%
iShares MSCI Global Min Vol Factor ETF(a)	7,064	689,941

U.S. Medium Term Treasury Bond Funds — 15.1%
iShares 3-7 Year Treasury Bond ETF	3,846	466,366
Schwab Intermediate-Term U.S. Treasury ETF	5,659	297,211
Vanguard Intermediate-Term Treasury ETF	6,354	395,536

Total U.S. Medium Term Treasury Bond Funds		1,159,113

U.S. Preferred Fund — 9.1%
Invesco Variable Rate Preferred ETF(a)	30,083	702,137

U.S. Ultra Short Term Bond Funds — 9.0%
Goldman Sachs Access Treasury 0-1 Year ETF	535	53,441
Invesco Treasury Collateral ETF	541	57,081
IQ Ultra Short Duration ETF†	9,925	471,438
iShares Short Treasury Bond ETF	686	75,543
SPDR Bloomberg 1-3 Month T-Bill ETF	290	26,526

Total U.S. Ultra Short Term Bond Funds		684,029

Total Investment Companies
(Cost $7,693,069)		7,406,062

Short-Term Investments — 27.5%

Money Market Funds — 27.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	2,088,601	2,088,601
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	24,093	24,093
Total Short-Term Investments
(Cost $2,112,694)		2,112,694

Total Investments — 127.5%
(Cost $10,077,556)		9,787,845
Other Assets and Liabilities, Net — (27.5)%		(2,109,858)
Net Assets — 100.0%		$7,677,987

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,045,118; total market value of collateral held by the Fund was $2,088,601.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

ETN	- Exchange Traded Note
TIPS	- Treasury Inflation Protected Security

Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$1,598	$–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,648	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,198	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,688	–
Invesco Variable Rate Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	21,193	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,466	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	14,250	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	12,343	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	14,066	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,233	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	25,903	–
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,812	–
iShares MSCI Global Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	20,804	–
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,369	–
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,313	–
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	13,833	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,981	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 3.38%	5/02/2023	Monthly	(34,317)	–
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,119	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	24,066	–
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	823	–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,311	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,699	–
SPDR Bloomberg Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,662	–
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	517	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/02/2023	Monthly	(176,120)	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,952	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 2.43%	5/02/2023	Monthly	(26,805)	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,920	–

Schedule of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022: (continued)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF - 1.98%	5/02/2023	Monthly	$(16,695)	$–
						$–

At July 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e) Reflects the value at reset date of July 31, 2022.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$48,455	$–	$–	$48,455
Exchange Traded Vehicle	220,634	–	–	220,634
Investment Companies	7,406,062	–	–	7,406,062
Short-Term Investments:
Money Market Funds	2,112,694	–	–	2,112,694
Total Investments in Securities	9,787,845	–	–	9,787,845
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$9,787,845	$–	$–	$9,787,845
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2022	Value ($) at 07/31/2022
IQ Ultra Short Duration ETF	33,327	1,599,029	219,842	(1,335,714)	(19,530)	7,811	5,304	–	9,925	471,438